UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21897
                                                     ---------

                                THE ROXBURY FUNDS
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   John Queen
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       registrant's telephone number, including area code: (310) 917-5600
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


[GRAPHIC OMITTED]
                                       THE
                                  ROXBURY FUNDS
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------



                              SMALL-CAP GROWTH FUND

                                  ALL-CAP FUND




                                   (UNAUDITED)






                            TELEPHONE: (800) 497-2920



                              WWW.ROXBURYFUNDS.COM

THE ROXBURY FUNDS
TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO SHAREHOLDERS .................................................    3

ROXBURY SMALL-CAP GROWTH FUND

     Investment Review .................................................    4

     Schedule of Investments ...........................................    6


ROXBURY ALL-CAP FUND

     Investment Review .................................................    8

     Schedule of Investments ...........................................   10


FUND EXPENSE EXAMPLES ..................................................   12

FINANCIAL STATEMENTS

     Statements of Assets and Liabilities ..............................   13

     Statements of Operations ..........................................   14

     Statements of Changes in Net Assets ...............................   15


FINANCIAL HIGHLIGHTS ...................................................   16


NOTES TO FINANCIAL STATEMENTS ..........................................   18


BOARD APPROVAL OF ADVISORY AGREEMENT....................................   22

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                                                    [PHOTO OMITTED]
                                                    BRIAN C. BEH
                                                    President, The Roxbury Funds

DEAR SHAREHOLDERS,

      Both the fourth quarter and the year of 2008 will go down in the history books as two of the worst periods ever for stock market investors. Looking back the last 80 years, returns for the S&P 500 have only been as negative twice, 1931 and 1937. As the credit bubble burst, and the likes of Bear Stearns, Lehman Brothers, Fannie Mae, AIG and many other large financial institutions went away or were brought to their knees, there was literally nowhere to hide. The pain was widespread as commodities, hedge funds, private equity and even fixed income (other than U.S. Treasuries), all struggled, with most posting sizable double digit negative returns.

      Unfortunately, the Roxbury funds were not immune from the market's difficulties. At the end of the third quarter, both funds were down modestly. Then, under the dual pressures of massive global deleveraging and the need for liquidity, stocks sold off significantly. We clearly are not happy with the absolute returns our shareholders received. We also know it's of little solace to many of you that both funds did better than their respective peer group averages. But it is worth noting for those of us that compete in a relative world. So where do we go from here?

      We still face many economic headwinds. Risks, both seen and unseen will continue to surface as the fallout from 2008 continues. As an investor, the natural reaction would be to take less risk. The contrarian in me believes differently. The last 10 years have produced a negative return for stocks. A reversion to the long-term mean return of 7% - 8% seems more probable.

                     Sincerely,

                     /s/ Brian C. Beh

                     Brian C. Beh
                     President
                     The Roxbury Funds


THE ABOVE COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW

      The second half of 2008 presented some historic challenges for the economy and the equity markets. The Troubled Assets Relief Program (TARP), significant liquidity injections by the Federal Government, a follow-up government guarantee on Citigroup loans, and auto bailouts represented the scope and depth of the problem. All of these measures were reactionary and merely prevented a complete collapse of the financial system.

      Given the breadth of problems in the financial sector, it was surprising to note that financials actually outperformed the index and were the third best performing sector following Consumer Staples and Health Care. After strong performance in the first half of 2008, the Energy and Materials sectors significantly underperformed their index in the second half of the year.

      The Roxbury Small-Cap Growth Fund performed in line with the index by underperforming slightly in the third quarter and outperforming in the fourth quarter. Our strong stock selection in Consumer Discretionary and Energy proved to be additive during the last six months, while the Health Care and Technology sectors detracted from returns.

      The portfolio is positioned somewhat defensively going into 2009, yet we are overweighted in technology due to attractive risk reward fundamentals in that sector. We remain underweighted in energy and biotechnology based on company specific fundamentals. The outlook remains soft and many companies are seeing signs of economic weakness. However, much of this weakness has already been discounted in the market, and given our focus on companies that generate significant cash returns coupled with the ability to finance their future growth, we believe we are well positioned for a tight credit market that is likely to persist even in the eventual market recovery.

      Very truly yours,

      /s/ Steve Marshman
      Steve Marshman, CFA
      Portfolio Manager/Analyst

      /s/ Robert Marvin
      Robert Marvin, CFA, CPA
      Portfolio Manager/Analyst

      /s/ Brian Smoluch
      Brian Smoluch, CFA
      Portfolio Manager/Analyst


[PHOTO OMITTED]
STEVE MARSHMAN
Portfolio Manager/Analyst

[PHOTO OMITTED]
BRIAN C. BEH
President, The Roxbury Funds

[PHOTO OMITTED]
BRIAN SMOLUCH
Portfolio Manager/Analyst

--------------------------------------------------------
TOP TEN HOLDINGS (UNAUDITED)            % OF PORTFOLIO
--------------------------------------------------------
Syniverse Holdings, Inc.                          2.5%
--------------------------------------------------------
Dollar Tree, Inc.                                 2.5%
-------------------------------------------------------
Equinix, Inc.                                     2.4%
--------------------------------------------------------
Huron Consulting Group, Inc.                      2.2%
--------------------------------------------------------
IDEX Corp.                                        2.0%
--------------------------------------------------------
Corporate Office Properties Trust                 2.0%
--------------------------------------------------------
FEI Co.                                           1.9%
--------------------------------------------------------
Waste Connections, Inc.                           1.9%
--------------------------------------------------------
Moog, Inc. - Class A                              1.9%
--------------------------------------------------------
Bally Technologies, Inc.                          1.8%
--------------------------------------------------------

--------------------------------------------------------
SECTOR BREAKDOWN (UNAUDITED)            % OF PORTFOLIO
--------------------------------------------------------
Common Stocks
--------------------------------------------------------
  Health Care                                    24.3%
--------------------------------------------------------
  Information Technology                         18.5%
--------------------------------------------------------
  Industrials                                    16.4%
--------------------------------------------------------
  Consumer Discretionary                         14.3%
--------------------------------------------------------
  Financials                                      8.6%
--------------------------------------------------------
  Energy                                          5.3%
--------------------------------------------------------
  Consumer Staples                                3.0%
--------------------------------------------------------
  Telecommunication Services                      2.4%
--------------------------------------------------------
  Materials                                       1.2%
--------------------------------------------------------
Short-Term Investments                            6.0%
--------------------------------------------------------
TOTAL                                           100.0%
--------------------------------------------------------

--------------------------------------------------------
PORTFOLIO STATISTICS (UNAUDITED)
--------------------------------------------------------
Number of Holdings                                  86
--------------------------------------------------------
Market Cap (wtd. median, mil.)                  $1,310
--------------------------------------------------------
Price/Book Value (wtd. avg.)                      1.8x
--------------------------------------------------------
Price/Earnings (wtd. avg.)                         16x
--------------------------------------------------------
Beta                                              0.96
--------------------------------------------------------
Standard Deviation                              19.35%
--------------------------------------------------------
Portfolio Turnover                              70.51%
--------------------------------------------------------

Portfolio holdings are subject to change at any time.


QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

The following table compares the performance of the Roxbury Small-Cap Growth Fund and the Russell 2000(R) Growth Index for the period ended December 31, 2008.

--------------------------------------------------------------------------------
     Average Annual Total Return For the Six Months Ended December 31, 2008

                                           SIX                       SINCE
                                          MONTHS     1 YEAR       INCEPTION(1)
                                          ------     ------       ------------
  Roxbury Small-Cap Growth Fund
    Institutional Shares                 (32.81)%    (39.86)%       (4.43)%

  Russell 2000(R) Growth Index(2)        (32.52)%    (38.55)%        4.72%
--------------------------------------------------------------------------------

    FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES: GROSS 1.36%, NET 1.25%.

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

    An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

    The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

    Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

    The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1) The Institutional Shares commenced operations on January 2, 2003.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index measures the performance of 2,000 companies in the small capitalization segment of the U.S. equity market.

(3) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2008 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense:
    Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS   DECEMBER 31, 2008 (Unaudited)

                                                                   Value
                                                  Shares          (Note 2)
----------------------------------------------------------------------------
COMMON STOCK -- 97.8%
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.9%
  CASINOS & GAMING -- 1.8%
   Bally Technologies, Inc.* .................     58,465        $ 1,404,914
                                                                 -----------
  DIVERSIFIED CONSUMER SERVICES -- 1.0%
   ITT Educational Services, Inc.* ...........      8,190            777,886
                                                                 -----------
  HOTELS, RESTAURANTS & LEISURE -- 1.0%
   Texas Roadhouse, Inc. - Class A* ..........    101,120            783,680
                                                                 -----------
  HOUSEHOLD DURABLES -- 0.9%
   Ryland Group, Inc. ........................     38,025            671,902
                                                                 -----------
  MULTILINE RETAIL -- 2.5%
   Dollar Tree, Inc.* ........................     46,150          1,929,070
                                                                 -----------
  SPECIALTY RETAIL -- 5.5%
   Advance Auto Parts, Inc. ..................     18,720            629,928
   Chico's FAS, Inc.* ........................    172,330            720,340
   Gymboree Corp.* ...........................     47,935          1,250,624
   Hibbett Sports, Inc.* .....................     39,420            619,288
   PetSmart, Inc. ............................     59,605          1,099,712
                                                                 -----------
                                                                   4,319,892
                                                                 -----------
  TEXTILES, APPAREL & LUXURY GOODS -- 2.2%
   Gildan Activewear, Inc.* ..................     29,055            341,687
   Wolverine World Wide, Inc. ................     65,465          1,377,383
                                                                 -----------
                                                                   1,719,070
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY ..........................         11,606,414
                                                                 -----------
CONSUMER STAPLES -- 3.1%
  FOOD & STAPLES RETAILING -- 1.1%
   United Natural Foods, Inc.* ...............     50,314            896,595
                                                                 -----------
  PERSONAL PRODUCTS -- 2.0%
   Herbalife, Ltd. ...........................     34,630            750,778
   NBTY, Inc.* ...............................     49,650            777,023
                                                                 -----------
                                                                   1,527,801
                                                                 -----------
  TOTAL CONSUMER STAPLES .........................      .......    2,424,396
                                                                 -----------
ENERGY -- 5.5%
  ENERGY EQUIPMENT & SERVICES -- 2.1%
   Core Laboratories N.V .....................     13,480            806,913
   Hornbeck Offshore Services, Inc.* .........     50,500            825,170
                                                                 -----------
                                                                   1,632,083
                                                                 -----------
  OIL, GAS & CONSUMABLE FUELS -- 3.4%
   Arena Resources, Inc.* ....................     28,900            811,801
   Comstock Resources, Inc.* .................     25,400          1,200,150
   Penn Virginia Corp. .......................     24,200            628,716
                                                                 -----------
                                                                   2,640,667
                                                                 -----------
  TOTAL ENERGY ..........................................          4,272,750
                                                                 -----------
FINANCIALS -- 8.9%
  CAPITAL MARKETS -- 2.5%
   Affiliated Managers Group, Inc.* ..........     18,615            780,341
   Lazard, Ltd. - Class A ....................      8,180            243,273
   optionsXpress Holdings, Inc. ..............     69,400            927,184
                                                                 -----------
                                                                   1,950,798
                                                                 -----------


                                                                   Value
                                                  Shares          (Note 2)
----------------------------------------------------------------------------
COMMON STOCK -- continued
----------------------------------------------------------------------------
  COMMERCIAL BANKS -- 0.6%
   National City Corp. .......................    243,210        $   440,210
                                                                 -----------
  CONSUMER FINANCE -- 0.9%
   EZCORP, Inc. - Class A ....................     48,530            738,141
                                                                 -----------
  INSURANCE -- 2.9%
   Allied World Assurance
     Holdings, Ltd. ..........................     20,175            819,105
   Reinsurance Group of America ..............     15,620            668,848
   RLI Corp. .................................     13,180            806,089
                                                                 -----------
                                                                   2,294,042
                                                                 -----------
  REAL ESTATE INVESTMENT TRUSTS -- 2.0%
   Corporate Office Properties Trust .........     50,235          1,542,215
                                                                 -----------
  TOTAL FINANCIALS.......................................          6,965,406
                                                                 -----------
HEALTH CARE -- 25.2%
  BIOTECHNOLOGY -- 5.2%
   Alexion Pharmaceuticals, Inc.*. ...........     38,260          1,384,629
   Celera Corp.* .............................     52,540            584,770
   Cubist Pharmaceuticals, Inc.*.. ...........     23,030            556,405
   Medarex, Inc.* ............................     92,620            516,820
   United Therapeutics Corp.* ................     16,120          1,008,306
                                                                 -----------
                                                                   4,050,930
                                                                 -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 7.0%
   American Medical Systems
    Holdings, Inc.* ..........................     92,630            832,744
   Cyberonics, Inc.* .........................     28,695            475,476
   IDEXX Laboratories, Inc.* .................     32,370          1,167,909
   Immucor, Inc.* ............................     41,470          1,102,273
   Inverness Medical Innovations, Inc.* ......     71,035          1,343,272
   STERIS Corp. ..............................     21,825            521,399
                                                                 -----------
                                                                   5,443,073
                                                                 -----------
  HEALTH CARE PROVIDERS & SERVICES -- 9.1%
   CardioNet, Inc.* ..........................     54,970          1,355,011
   HealthSpring, Inc.* .......................     60,760          1,213,377
   Henry Schein, Inc.* .......................     15,370            563,925
   HMS Holdings Corp.* .......................     30,945            975,386
   inVentiv Health, Inc.* ....................     48,155            555,709
   Pediatrix Medical Group, Inc.*. ...........     17,645            559,347
   PSS World Medical, Inc.* ..................     67,140          1,263,575
   Psychiatric Solutions, Inc.* ..............     22,305            621,194
                                                                 -----------
                                                                   7,107,524
                                                                 -----------
  LIFE SCIENCES TOOLS & SERVICES -- 1.7%
   Illumina, Inc.* ...........................     51,150          1,332,457
                                                                 -----------
  PHARMACEUTICALS -- 2.2%
   Auxilium Pharmaceuticals, Inc.* ...........     38,585          1,097,358
   Cardiome Pharma Corp.* ....................    145,135            660,364
                                                                 -----------
                                                                   1,757,722
                                                                 -----------
  TOTAL HEALTH CARE......................................         19,691,706
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS   DECEMBER 31, 2008 (Unaudited) continued

                                                                   Value
                                                  Shares          (Note 2)
----------------------------------------------------------------------------
COMMON STOCK -- continued
----------------------------------------------------------------------------
INDUSTRIALS -- 17.1%
  AEROSPACE & DEFENSE -- 2.1%
   Ladish Co., Inc.* .........................     11,025        $   152,696
   Moog, Inc. - Class A* .....................     39,695          1,451,646
                                                                 -----------
                                                                   1,604,342
                                                                 -----------
  AIR FREIGHT & LOGISTICS -- 0.9%
   UTI Worldwide, Inc. .......................     46,330            664,372
                                                                 -----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.9%
   Clean Harbors, Inc.* ......................      9,535            604,901
   Copart, Inc.* .............................     26,990            733,858
   Knoll, Inc. ...............................     29,210            263,474
   Waste Connections, Inc.* ..................     46,783          1,476,939
                                                                 -----------
                                                                   3,079,172
                                                                 -----------
  CONSTRUCTION & ENGINEERING -- 1.2%
   Perini Corp.* .............................     40,370            943,851
                                                                 -----------
  ELECTRICAL EQUIPMENT -- 0.3%
   Energy Conversion Devices, Inc.* ..........     10,510            264,957
                                                                 -----------
  MACHINERY -- 2.0%
   IDEX Corp. ................................     64,515          1,558,037
                                                                 -----------
  PROFESSIONAL SERVICES -- 2.2%
   Huron Consulting Group, Inc.*.. ...........     29,455          1,686,888
                                                                 -----------
  ROAD & RAIL -- 4.5%
   Con-way, Inc. .............................     21,640            575,624
   Genesee & Wyoming, Inc. -
    Class A* .................................     24,525            748,012
   Landstar System, Inc. .....................     28,355          1,089,683
   Old Dominion Freight Line, Inc.* ..........     38,315          1,090,445
                                                                 -----------
                                                                   3,503,764
                                                                 -----------
    TOTAL INDUSTRIALS....................................         13,305,383
                                                                 -----------
INFORMATION TECHNOLOGY -- 19.3%
  COMMUNICATIONS EQUIPMENT -- 0.8%
   Harmonic, Inc.* ...........................    107,180            601,280
                                                                 -----------
  COMPUTERS & PERIPHERALS -- 1.0%
   Data Domain, Inc.* ........................     39,890            749,932
                                                                 -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.7%
   OSI Systems, Inc.* ........................     63,418            878,339
   Plexus Corp.* .............................     72,390          1,227,011
                                                                 -----------
                                                                   2,105,350
                                                                 -----------
  INTERNET SOFTWARE & SERVICES -- 5.7%
   Ariba, Inc.* ..............................     79,155            570,707
   Equinix, Inc.* ............................     35,785          1,903,404
   Interwoven, Inc.* .........................     87,896          1,107,490
   Websense, Inc.* ...........................     59,625            892,586
                                                                 -----------
                                                                   4,474,187
                                                                 -----------


                                                                   Value
                                                  Shares          (Note 2)
----------------------------------------------------------------------------
COMMON STOCK -- continued
----------------------------------------------------------------------------
  IT SERVICES -- 2.2%
   Alliance Data Systems Corp.* ..............     13,385        $   622,804
   Global Payments, Inc. .....................     33,660          1,103,711
                                                                 -----------
                                                                   1,726,515
                                                                 -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
   FEI Co.* ..................................     79,885          1,506,631
   Tessera Techonologies, Inc.* ..............     62,201            738,948
   TriQuint Semiconductor, Inc.*.. ...........    103,390            355,662
                                                                 -----------
                                                                   2,601,241
                                                                 -----------
  SOFTWARE -- 3.6%
   ANSYS, Inc.* ..............................     40,621          1,132,920
   ArcSight, Inc.* ...........................     41,190            329,932
   EPIQ Systems, Inc.* .......................     29,770            497,457
   MICROS Systems, Inc.* .....................     34,253            559,009
   THQ, Inc.* ................................     62,955            263,781
                                                                 -----------
                                                                   2,783,099
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY ..........................         15,041,604
                                                                 -----------
MATERIALS -- 1.3%
  CHEMICALS -- 1.3%
   Airgas, Inc. ..............................     25,345            988,202
                                                                 -----------
    TOTAL MATERIALS......................................            988,202
                                                                 -----------
TELECOMMUNICATION SERVICES -- 2.5%
  WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
   Syniverse Holdings, Inc.* .................    162,090          1,935,355
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES.......................          1,935,355
                                                                 -----------
  TOTAL COMMON STOCK
   (COST $87,349,808)....................................         76,231,216
                                                                 -----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.3%
--------------------------------------------------------------------------------
   BlackRock Liquidity Funds TempCash
    Portfolio - Institutional Series .........  2,446,682          2,446,682
   BlackRock Liquidity Funds TempFund
    Portfolio - Institutional Series .........  2,446,682          2,446,682
                                                                 -----------
  TOTAL SHORT-TERM INVESTMENTS
      (COST $4,893,364)..................................          4,893,364
                                                                 -----------
  TOTAL INVESTMENTS -- 104.1%
      (COST $92,243,172)+................................        $81,124,580
                                                                 -----------
  LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.1)% .......         (3,176,751)
                                                                 -----------
  NET ASSETS -- 100.0%...................................        $77,947,829
                                                                 ===========

----------
*   Non-income producing security.
+ The cost for Federal income tax purposes is $92,243,172. At December 31, 2008, net unrealized depreciation was $11,118,592. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,856,073, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $14,974,665.


    The accompanying notes are an integral part of the financial statements.

ALL-CAP
ROXBURY ALL-CAP FUND (formerly, the Mid-Cap Fund)
--------------------------------------------------------------------------------

INVESTMENT REVIEW

      The All Cap Fund was initiated in the fourth quarter--one of the market's worst quarters in history as the impact of the credit crisis spread. With very few exceptions, nearly every asset class (stocks, bonds, commodities, real estate) depreciated globally. The quantitative strategy employed by the fund identified stocks which outperformed the market by going down less. However, a significant selling bias remains and the emotional, volatile swings have not ended. In such an environment, outperformance of the market will most likely continue to be measured in terms of going down less rather than absolute positive returns.

      Sector and industry portfolio allocations coming out of the quantitative strategy have been changing much faster than usual. Where the regular rebalancing methodology of the portfolio usually picks up changes in market and economic sentiment and profits accordingly in an adaptive way, the current environment has been challenging. The changes in market and economic sentiment that "normally" take weeks or months to develop are instead occurring daily or even hourly in some instances. It is simply not possible or advisable to make changes to a proven strategy in order to accommodate such "animal spirits" as John Maynard Keynes called it.

      Once clarity returns to credit markets, business conditions and corporate earnings, many strategies used by other asset managers will begin working again and cash held by those managers will return to the equity market. At that time, the behavior of market participants modeled by the fund's quantitative strategy will begin returning to "normal" and the odds of absolute positive returns in the fund will improve greatly.

      Very truly yours,

      /s/ Jeffrey A. Sexton

      Jeffrey A. Sexton
      Portfolio Manager




QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.


[PHOTO OMITTED]
JEFFREY A. SEXTON
Portfolio Manager


--------------------------------------------------------
TOP TEN HOLDINGS (UNAUDITED)            % OF PORTFOLIO
--------------------------------------------------------
Sunoco, Inc.                                      3.3%
--------------------------------------------------------
Inland Real Estate Corp.                          2.7%
--------------------------------------------------------
California Water Service Group                    2.7%
--------------------------------------------------------
Eli Lilly & Co.                                   2.7%
--------------------------------------------------------
NorthWestern Corp.                                2.7%
--------------------------------------------------------
Briggs & Stratton Corp.                           2.6%
--------------------------------------------------------
Consolidated Communications Holdings, Inc.        2.6%
--------------------------------------------------------
Northeast Utilities Co.                           2.5%
--------------------------------------------------------
Omega Healthcare Investors, Inc.                  2.5%
--------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                  2.5%
--------------------------------------------------------

--------------------------------------------------------
SECTOR BREAKDOWN (UNAUDITED)            % OF PORTFOLIO
--------------------------------------------------------
Common Stocks
--------------------------------------------------------
  Financials                                     35.8%
--------------------------------------------------------
  Utilities                                      19.6%
--------------------------------------------------------
  Energy                                         13.8%
--------------------------------------------------------
  Consumer Discretionary                          7.2%
--------------------------------------------------------
  Telecommunication Services                      4.8%
--------------------------------------------------------
  Health Care                                     4.7%
--------------------------------------------------------
  Industrials                                     4.2%
--------------------------------------------------------
  Materials                                       3.5%
--------------------------------------------------------
  Information Technology                          2.2%
--------------------------------------------------------
Short-Term Investments                            2.7%
--------------------------------------------------------
Preferred Stock                                   1.5%
--------------------------------------------------------
TOTAL                                           100.0%
--------------------------------------------------------

--------------------------------------------------------
PORTFOLIO STATISTICS (UNAUDITED)
--------------------------------------------------------
Number of Holdings                                  45
--------------------------------------------------------
Market Cap (wtd. median, bil.)                  $1,006
--------------------------------------------------------
Price/Book Value (wtd. avg.)                      1.5x
--------------------------------------------------------
Price/Earnings (wtd. avg.)                       10.5x
--------------------------------------------------------
Beta*                                             1.11
--------------------------------------------------------
Standard Deviation*                             26.31%
--------------------------------------------------------
Portfolio Turnover                              41.43%
--------------------------------------------------------

Portfolio holdings are subject to change at any time.

* Effective November 1, 2008, the Fund changed its name to the All-Cap Fund as well as its strategies and changed its benchmark from the Russell Mid-Cap Growth(R) Index to the Russell 3000(R) Index. As a result, the Beta and Standard Deviation reflect the impact of this change.

The following table compares the performance of the Roxbury All-Cap Fund and the Russell 3000(R) Index for the period ended December 31, 2008.

--------------------------------------------------------------------------------
     Average Annual Total Return For the Six Months Ended December 31, 2008

                                           SIX                       SINCE
                                          MONTHS     1 YEAR       INCEPTION(1)
                                          ------     ------       ------------
  Roxbury All-Cap Fund
    Institutional Shares                 (26.96)%    (33.27)%       (5.87)%
  Russell 3000(R) Index(2)               (29.52)%    (37.31)%       (5.08)%
  Russell Midcap(R) Growth Index(3)      (41.49)%    (45.48)%       (6.35)%
--------------------------------------------------------------------------------

    FUND EXPENSE RATIOS(4) : INSTITUTIONAL SHARES: GROSS 4.94%, NET 1.30%.

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

    An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

    The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares. Prior to November 1, 2008, the Fund was named the Roxbury Mid-Cap Fund and operated under a different strategy. The performance of the All-Cap Fund is based upon the Roxbury Mid-Cap Fund returns restated to reflect the expenses of the All-Cap Fund and is not necessarily indicative of the future performance of the All-Cap Fund.

    The Roxbury Funds are distributed by Professional Funds Distributor, LLC.


(1) The Institutional Shares commenced operations on February 8, 2005.

(2) The Russell 3000(R) Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The All-Cap Fund's benchmark is being changed to the Russell 3000(R) Index to provide a more accurate comparison to the investment strategy.

(3) The Russell MidCap Growth(R) Index measures the performance of those companies in the Russell MidCap(R) Index with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap(R) Index includes the smallest 800 stocks in the Russell 1000(R) Index. The Russell 1000(R) Index represents the larger capitalization segment of the U.S. equity market.

(4) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2008 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense:
    Expenses reduced by a contractual fee waiver through December 31, 2020. Gross Expense: Does not reflect the effect of a contractual fee waiver.

ALL-CAP
ROXBURY ALL-CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS   DECEMBER 31, 2008 (Unaudited)

                                                                   Value
                                                  Shares          (Note 2)
---------------------------------------------------------------------------
COMMON STOCK -- 95.4%
----------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -- 7.2%
   DIVERSIFIED CONSUMER SERVICES -- 2.5%
    Jackson Hewitt Tax Service, Inc. .........      9,165        $  143,799
                                                                 ----------
   HOTELS, RESTAURANTS & LEISURE -- 1.5%
    Cedar Fair, L.P. .........................      6,925            86,770
                                                                 ----------
   SPECIALTY RETAIL -- 3.2%
    Foot Locker, Inc. ........................      9,345            68,592
    The Buckle, Inc. .........................      5,105           111,391
                                                                 ----------
                                                                    179,983
                                                                 ----------
   TOTAL CONSUMER DISCRETIONARY .........................           410,552
                                                                 ----------
  ENERGY -- 13.8%
   ENERGY EQUIPMENT & SERVICES -- 1.7%
    Tsakos Energy Navigation Ltd. ............      5,420            99,294
                                                                 ----------
   OIL, GAS & CONSUMABLE FUELS -- 12.1%
    Energy Transfer Equity L.P. ..............      6,840           110,876
    NuStar GP Holdings LLC ...................      6,625           117,130
    Penn Virginia GP Holdings L.P.. ..........      7,105            70,553
    Penn Virginia Resource Partners, L.P. ....      8,985           102,160
    Ship Finance International, Ltd. .........      9,105           100,610
    Sunoco, Inc. .............................      4,300           186,878
                                                                 ----------
                                                                    688,207
                                                                 ----------
   TOTAL ENERGY .........................................           787,501
                                                                 ----------
  FINANCIALS -- 35.7%
   CAPITAL MARKETS -- 7.8%
    Gladstone Capital Corp. ..................     11,545            93,399
    NGP Capital Resources Co. ................     10,615            88,847
    Prospect Capital Corp. ...................     10,865           130,054
    W.P. Carey & Co. LLC .....................      5,755           134,840
                                                                 ----------
                                                                    447,140
                                                                 ----------
   INSURANCE -- 2.3%
    Erie Indemnity Co. - Class A .............      3,525           132,646
                                                                 ----------
   REAL ESTATE INVESTMENT TRUSTS -- 21.3%
    Acadia Realty Trust ......................      8,040           114,731
    Capstead Mortgage Corp. ..................     12,660           136,348
    Digital Realty Trust, Inc. ...............      3,990           131,071
    Douglas Emmett, Inc. .....................      9,090           118,715
    Getty Realty Corp. .......................      6,820           143,629
    Inland Real Estate Corp. .................     12,120           157,318
    Omega Healthcare Investors, Inc. .........      9,160           146,285
    Senior Housing Properties Trust ..........      7,875           141,120
    Urstadt Biddle Properties, Inc. -
     Class A .................................      8,120           129,352
                                                                 ----------
                                                                  1,218,569
                                                                 ----------
   REAL ESTATE OPERATING COMPANIES -- 2.0%
    Brookfield Properties Corp. ..............     14,560           112,549
                                                                 ----------
   THRIFTS & MORTGAGE FINANCE -- 2.3%
    Provident Financial Services, Inc. .......      8,335           127,526
                                                                 ----------
   TOTAL FINANCIALS .....................................         2,038,430
                                                                 ----------


                                                                   Value
                                                   Shares         (Note 2)
----------------------------------------------------------------------------
COMMON STOCK -- continued
----------------------------------------------------------------------------
  HEALTH CARE -- 4.7%
   HEALTH CARE TECHNOLOGY -- 2.0%
    Computer Programs & Systems, Inc. ........      4,305        $  115,374
                                                                 ----------
   PHARMACEUTICALS -- 2.7%
    Eli Lilly & Co. ..........................      3,795           152,825
                                                                 ----------
   TOTAL HEALTH CARE ....................................           268,199
                                                                 ----------
  INDUSTRIALS -- 4.1%
   COMMERCIAL SERVICES & SUPPLIES -- 1.5%
    Knoll, Inc. ..............................      9,770            88,125
                                                                 ----------
   MACHINERY -- 2.6%
    Briggs & Stratton Corp. ..................      8,460           148,812
                                                                 ----------
  TOTAL INDUSTRIALS .....................................           236,937
                                                                 ----------
  INFORMATION TECHNOLOGY -- 2.1%
   COMPUTERS & PERIPHERALS -- 2.1%
    Diebold, Inc. ............................      4,365           122,613
                                                                 ----------
   TOTAL INFORMATION TECHNOLOGY .........................           122,613
                                                                 ----------
  MATERIALS -- 3.5%
   CHEMICALS -- 3.5%
    Ferro Corp. ..............................     10,695            75,400
    Sensient Technologies Corp. ..............      5,280           126,086
                                                                 ----------
                                                                    201,486
                                                                 ----------
   TOTAL MATERIALS ......................................           201,486
                                                                 ----------
  TELECOMMUNICATION SERVICES -- 4.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.8%
    Consolidated Communications
     Holdings, Inc. ..........................     12,235           145,352
    NTELOS Holdings Corp. ....................      5,105           125,889
                                                                 ----------
                                                                    271,241
                                                                 ----------
   TOTAL TELECOMMUNICATION SERVICES .....................           271,241
                                                                 ----------
  UTILITIES -- 19.5%
   ELECTRIC UTILITIES -- 2.5%
    Northeast Utilities Co. ..................      6,080           146,285
                                                                 ----------
   GAS UTILITIES -- 9.3%
    Amerigas Partners, L.P. ..................      4,220           118,709
    Atmos Energy Corp. .......................      5,525           130,943
    New Jersey Resources Corp. ...............      3,610           142,053
    WGL Holdings, Inc. .......................      4,225           138,115
                                                                 ----------
                                                                    529,820
                                                                 ----------
   MULTI-UTILITIES -- 5.0%
    NorthWestern Corp. .......................      6,485           152,203
    Vectren Corp. ............................      5,310           132,803
                                                                 ----------
                                                                    285,006
                                                                 ----------
   WATER UTILITIES -- 2.7%
    California Water Service Group. ..........      3,335           154,844
                                                                 ----------
   TOTAL UTILITIES ......................................         1,115,955
                                                                 ----------
   TOTAL COMMON STOCK
    (COST $5,426,761) ...................................         5,452,914
                                                                 ----------

    The accompanying notes are an integral part of the financial statements.

ALL-CAP
ROXBURY ALL-CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS   DECEMBER 31, 2008 (Unaudited) continued


                                                                   Value
                                                   Shares         (Note 2)
----------------------------------------------------------------------------
PREFERRED STOCK -- 1.5%
----------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 1.5%
    Otelco, Inc. IDS
      (Cost $123,185) ........................     10,950        $   82,891
                                                                 ----------
   TOTAL TELECOMMUNICATION SERVICES .....................            82,891
                                                                 ----------
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.7%
----------------------------------------------------------------------------
    BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series ....................     77,336            77,336
    BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series ....................     77,336            77,336
                                                                 ----------
   TOTAL SHORT-TERM INVESTMENTS
    (COST $154,672) .....................................           154,672
                                                                 ----------
   TOTAL INVESTMENTS -- 99.6%
    (COST $5,704,618)+ ..................................         5,690,477
                                                                 ----------
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4% ........            23,314
                                                                 ----------
   NET ASSETS -- 100.0% .................................        $5,713,791
                                                                 ==========

----------
IDS -- Income Deposit Security. Each IDS is comprised of one share of Class A
       Common Stock and $7.50 principal amount of 13% senior subordinated notes due (2019.)

+ The cost for Federal income tax purposes is $5,704,618. At December 31, 2008 net unrealized depreciation was ($14,141). This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $343,193, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $357,334.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FUND EXPENSE EXAMPLES
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your Fund's costs in two ways.

   o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

   o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2008 TO DECEMBER 31, 2008

EXPENSE TABLES


                                                                                 Beginning     Ending                     Expenses
                                                                                  Account      Account     Annualized       Paid
                                                                                   Value        Value        Expense       During
                                                                                 07/01/08     12/31/08        Ratio        Period*
                                                                                 --------     --------     ----------     --------
---------------------
Roxbury Small-Cap Growth Fund - Institutional Shares
Actual Fund Return.......................................................        $1,000.00    $  671.90       1.25%         $5.27
Hypothetical 5% Return Before Expenses...................................         1,000.00     1,018.82       1.25           6.38
Roxbury All-Cap Fund - Institutional Shares
Actual Fund Return.......................................................        $1,000.00    $  730.40       1.30%         $5.67
Hypothetical 5% Return Before Expenses...................................         1,000.00     1,018.57       1.30           6.64

----------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE ROXBURY FUNDS
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)


                                                                                  Small-Cap           All-Cap
                                                                                 Growth Fund            Fund
                                                                                -------------        ----------
ASSETS:
Investment in securities, at value*......................................        $ 81,124,580        $5,690,477
Receivable for fund shares sold..........................................             191,493                --
Receivable for investments sold..........................................             748,537                --
Receivable from Advisor..................................................                  --               760
Dividends and interest receivable........................................              34,307            42,220
Other assets.............................................................              34,699               212
                                                                                 ------------        ----------
Total assets.............................................................          82,133,616         5,733,669
                                                                                 ------------        ----------
LIABILITIES:
Payable for fund shares redeemed.........................................              80,639                --
Payable for investments purchased........................................           3,974,594                --
Accrued advisory fee.....................................................              49,151                --
Other accrued expenses...................................................              81,403            19,878
                                                                                 ------------        ----------
Total liabilities........................................................           4,185,787            19,878
                                                                                 ------------        ----------
NET ASSETS...............................................................        $ 77,947,829        $5,713,791
                                                                                 ------------        ----------
NET ASSETS CONSIST OF:
Paid-in capital..........................................................        $152,790,776        $6,096,071
Accumulated net investment (loss)........................................            (585,894)          (29,751)
Accumulated net realized loss on investments.............................         (63,138,461)         (338,388)
Net unrealized depreciation of investments...............................         (11,118,592)          (14,141)
                                                                                 ------------        ----------
NET ASSETS...............................................................        $ 77,947,829        $5,713,791
                                                                                 ============        ==========
NET ASSETS BY SHARE CLASS:
   Institutional Shares..................................................        $ 77,947,829        $5,713,791
                                                                                 ============        ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares..................................................           8,144,911         5,471,374

PER SHARE:
Institutional Shares (net asset value, offering and redemption price)....        $       9.57        $     1.04
                                                                                 ============        ==========

----------
 *Investments at cost....................................................        $ 92,243,172        $5,704,618
                                                                                 ============        ==========

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2008 (Unaudited)


                                                                         Small-Cap        All-Cap
                                                                        Growth Fund        Fund
                                                                       ------------      ---------
INVESTMENT INCOME:
   Dividends .....................................................     $    264,720      $  66,478
   Interest ......................................................           52,583          1,225
   Foreign tax withheld ..........................................           (2,851)            --
                                                                       ------------      ---------
      Total investment income ....................................          314,452         67,703
                                                                       ------------      ---------
EXPENSES:
   Advisory Fees .................................................          687,187          7,300
   Sub-administration and accounting fees ........................           75,264         20,413
   Custody fees ..................................................           17,725          4,992
   Transfer agent fees ...........................................           46,176         14,912
   Shareholder service fees ......................................           16,338            219
   Professional fees .............................................           41,023          6,890
   Reports to shareholders .......................................           10,525            171
   Registration fees .............................................           16,421            971
   Trustees' fees ................................................           17,401            229
   Other .........................................................           36,917            919
                                                                       ------------      ---------
      Total expenses before fee waivers and expense reimbursements          964,977         57,016
      Advisory fees waived .......................................         (105,679)       (44,326)
                                                                       ------------      ---------
      Total expenses, net ........................................          859,298         12,690
                                                                       ------------      ---------
   Net investment income (loss) ..................................         (544,846)        55,013
                                                                       ------------      ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized loss on investments ..............................      (35,637,529)      (308,584)
   Change in unrealized appreciation/(depreciation) on investments      (22,756,794)        60,296
                                                                       ------------      ---------
   Net loss on investments .......................................      (58,394,323)      (248,288)
                                                                       ------------      ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............     $(58,939,169)     $(193,275)
                                                                       ============      =========

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                              Small-Cap                         All-Cap
                                                             Growth Fund                          Fund
                                                   ------------------------------      -------------------------
                                                      For the                             For the
                                                    Six Months          For the         Six Months     For the
                                                       Ended             Fiscal            Ended        Fiscal
                                                   December 31,        Year Ended      December 31,   Year Ended
                                                       2008             June 30,           2008        June 30,
                                                    (Unaudited)           2008          (Unaudited)      2008
                                                   ------------       ------------     ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income/(loss) ..........      $   (544,846)     $ (1,421,038)      $   55,013    $    (7,773)
      Net realized gain/(loss) on investments       (35,637,529)      (20,928,917)        (308,584)       335,790
      Net change in unrealized appreciation/
        (depreciation) on investments .......       (22,756,794)      (13,432,400)          60,296       (728,314)
                                                   ------------      ------------       ----------    -----------
Net decrease in net assets resulting
   from operations ..........................       (58,939,169)      (35,782,355)        (193,275)      (400,297)
                                                   ------------      ------------       ----------    -----------
Distributions to shareholders from:
      Net investment income:
        Institutional shares ................           (30,722)               --          (74,438)            --
                                                   ------------      ------------       ----------    -----------
                                                        (30,722)               --          (74,438)            --
                                                   ------------      ------------       ----------    -----------
      Net realized gains:
        Institutional shares ................                --       (29,259,304)         (10,097)      (630,494)
        Investor shares .....................                --          (186,324)            (586)    (1,081,720)
                                                   ------------      ------------       ----------    -----------
                                                             --       (29,445,628)         (10,683)    (1,712,214)
                                                   ------------      ------------       ----------    -----------
Total Distributions .........................           (30,722)      (29,445,628)         (85,121)    (1,712,214)
                                                   ------------      ------------       ----------    -----------
Fund share transactions (Note 5):
      Proceeds from shares sold .............        10,863,378        46,885,232        5,314,832        202,397
      Cost of shares issued on reinvestment
        of distributions ....................            23,098        28,334,093           76,268      1,606,194
      Cost of shares redeemed ...............       (43,314,265)      (59,166,024)        (231,815)    (4,157,107)
                                                   ------------      ------------       ----------    -----------
Net increase/(decrease) in net assets from
   Fund share transactions ..................       (32,427,789)       16,053,301        5,159,285     (2,348,516)
                                                   ------------      ------------       ----------    -----------
Total increase/(decrease) in net assets .....       (91,397,680)      (49,174,682)       4,880,889     (4,461,027)
NET ASSETS:
      Beginning of period ...................       169,345,509       218,520,191          832,902      5,293,929
                                                   ------------      ------------       ----------    -----------
      End of period .........................      $ 77,947,829      $169,345,509       $5,713,791    $   832,902
                                                   ------------      ------------       ----------    -----------
Accumulated net investment loss .............      $   (585,894)     $    (10,326)      $  (29,751)   $   (10,326)
                                                   ============      ============       ==========    ===========

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                     For the
                                                   Six Months
                                                      Ended                                    For the
                                                   December 31,                         Years Ended June 30,
                                                      2008          -----------------------------------------------------------
                                                   (Unaudited)        2008         2007         2006         2005        2004
                                                   ------------     --------     --------     --------     --------     -------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES(3)

NET ASSET VALUE -- BEGINNING
    OF PERIOD................................       $   14.25       $  20.69     $  19.62     $  16.66     $  16.75     $ 12.76
                                                    ---------       --------     --------     --------     --------     -------
INVESTMENT OPERATIONS:
   Net investment loss(1)....................           (0.05)         (0.13)       (0.19)       (0.15)       (0.17)      (0.25)
   Net realized and unrealized gain/(loss)
      on investments.........................           (4.63)         (3.27)        2.87         3.17         0.43        4.64
                                                    ---------       --------     --------     --------     --------     -------
      Total from investment operations.......           (4.68)         (3.40)        2.68         3.02         0.26        4.39
                                                    ---------       --------     --------     --------     --------     -------
DISTRIBUTIONS:
   From net investment income................              --(4)          --           --           --           --          --
   From net realized gains...................              --          (3.04)       (1.61)       (0.06)       (0.35)      (0.40)
                                                    ---------       --------     --------     --------     --------     -------
   Total distributions.......................              --          (3.04)       (1.61)       (0.06)       (0.35)      (0.40)
                                                    ---------       --------     --------     --------     --------     -------
NET ASSET VALUE -- END OF PERIOD .............      $    9.57       $  14.25     $  20.69     $  19.62     $  16.66     $ 16.75
                                                    =========       ========     ========     ========     ========     =======
TOTAL RETURN.................................        (32.81)%**     (18.07)%       14.28%       18.17%        1.53%      34.67%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including waivers/reimbursements.......           1.25%*         1.25%        1.25%        1.24%        1.36%       1.69%
      Excluding waivers/reimbursements.......           1.40%*         1.36%        1.26%        1.25%        1.37%       1.79%
      Net investment loss....................         (0.79)%*       (0.77)%      (0.95)%      (0.78)%      (1.04)%     (1.53)%
Portfolio turnover rate......................             71%**         167%         159%         144%         161%        172%
Net assets at the end of period
   (000 omitted).............................       $  77,948       $168,873     $217,391     $198,835     $147,907     $50,317

----------------
*   Annualized
**  Not annualized
(1) The net investment loss per share was calculated using the average shares outstanding method.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series.
(3) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.
(4) Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL HIGHLIGHTS continued
--------------------------------------------------------------------------------


                                                   For the
                                                 Six Months
                                                    Ended                                              For the Period
                                                 December 31,      For the Years Ended June 30,      February 8, 2005(1)
                                                    2008       -----------------------------------         through
                                                 (Unaudited)     2008          2007         2006        June 30, 2005
                                                -------------  ---------     --------     --------   -------------------
ALL-CAP FUND -- INSTITUTIONAL SHARES(4)
NET ASSET VALUE -- BEGINNING
   OF PERIOD.............................        $    1.48     $    5.89     $   6.30     $   5.84        $   5.75
                                                 ---------     ---------     --------     --------        --------
INVESTMENT OPERATIONS:
   Net investment income/(loss)(2).......            (0.01)           --(5)     (0.03)       (0.04)          (0.02)
   Net realized and unrealized
      gain/(loss) on investments.........            (0.39)        (0.48)        0.71         0.72            0.11
                                                 ---------     ---------     --------     --------        --------
      Total from investment operations...            (0.40)        (0.48)        0.68         0.68            0.09
                                                 ---------     ---------     --------     --------        --------
DISTRIBUTIONS:
   From net investment income............            (0.02)           --           --            --             --
   From net realized gains...............            (0.02)        (3.93)       (1.09)       (0.22)             --
                                                 ---------     ---------     --------     --------        --------
   Total distributions...................            (0.04)        (3.93)       (1.09)       (0.22)             --
                                                 ---------     ---------     --------     --------        --------
NET ASSET VALUE -- END OF PERIOD..........       $    1.04     $    1.48     $   5.89     $   6.30        $   5.84
                                                 =========     =========     ========     ========        ========
TOTAL RETURN.............................         (26.96)%**    (15.06)%       12.12%       11.84%           1.57%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including waivers/reimbursements...            1.30%*        1.30%        1.30%        1.30%           1.30%*
      Excluding waivers/reimbursements...            5.71%*        4.94%        1.99%        2.09%           3.50%*
      Net investment income/(loss).......            5.73%*      (0.14)%      (0.57)%      (0.63)%         (0.86)%*
Portfolio turnover rate..................              41%**         85%          94%         110%            110%**
Net assets at the end of period
   (000 omitted).........................        $   5,714     $     774     $  1,051     $    907        $  1,079

----------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series.
(4) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.
(5)  Amount is less than $0.01.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS. Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") and Roxbury All-Cap Fund ("All-Cap Fund") (each, a "Fund" and collectively, the "Funds") are series of The Roxbury Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Funds is June 30th.

   Effective as of the close of business on February 2, 2007, pursuant to an Agreement and Plan of Reorganization, each Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (each, a "Predecessor Fund") ("the Reorganization"). The shareholders of each Predecessor Fund received shares of the corresponding Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization. Each Predecessor Fund's investment objectives, policies and limitations were identical to those of the respective Fund, which had no operations prior to the Reorganization. For financial reporting purposes each Predecessor Fund's operating history prior to the Reorganization is reflected in each respective Fund's financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Fund reflected the historical basis of the assets of each respective Predecessor Fund as of the date of the Reorganization.

   Each Fund now offers one class of shares: Institutional Shares.

   Effective November 1, 2008, the name of the Roxbury Mid-Cap Fund (Institutional class) was changed to Roxbury All-Cap Fund (Institutional class). The Investor class for the Mid-Cap and Small-Cap Growth Funds closed effective October 31, 2008.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Funds:

   SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

   Effective as of the commencement of investment operations on July 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

   o Level 1 -- quoted prices in active markets for identical securities

   o Level 2 -- other  significant  observable  inputs (including  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 -- significant  unobservable  inputs  (including  the  Fund's own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of December 31, 2008, is included with the Funds' Schedule of Investments.

                               FAS 157 DISCLOSURE

   The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's assets carried at fair value:


                                                                            INVESTMENTS IN SECURITIES
                                                                        --------------------------------
                                                                         SMALL-CAP
                VALUATION INPUTS                                        GROWTH FUND         ALL-CAP FUND
                ----------------                                        -----------         ------------
                Level 1 -- Quoted Prices                                $81,124,580          $5,690,477
                Level 2 -- Other Significant Observable Inputs                   --                  --
                Level 3 -- Significant Unobservable Inputs                       --                  --
                                                                        -----------          ----------
                Total                                                   $81,124,580          $5,690,477
                                                                        -----------          ----------

--------------------------------------------------------------------------------

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns (tax years ended June 30, 2004
   - 2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses on an accrual basis. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to each of the Funds. For its services, Roxbury receives a fee from each Fund at an annual rate as follows:


                                                      % of Average Daily Net Assets
                                                      -----------------------------
   Small-Cap Growth Fund...........................   1.00% up to $1 billion; 0.95% of next $1 billion;
                                                      and 0.90% in excess of $2 billion

   All-Cap Fund....................................   0.75% up to $1 billion; 0.70% of next $1 billion;
                                                      and 0.65% in excess of $2 billion

   Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentages of average daily net assets:

                                             Expense Cap       Expiration Date
                                             -----------      -----------------
   Small-Cap Growth Fund
      Institutional Shares................       1.25%        December 31, 2020

   All-Cap Fund
      Institutional Shares................       1.30%        December 31, 2020

   PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC Inc., provides administrative services to the Funds pursuant to an Accounting and Administrative Services Agreement.

   COMPENSATION OF TRUSTEES AND OFFICERS. The Fund pays each Trustee who is not an interested person of the Fund a fee of $5,000 per year plus $2,000 for each Board meeting attended in person and $200 for each special Board or committee meeting attended by telephone. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Chairman is paid an additional fee of $1,000 per year. Trustees of the Fund who are employees or Officers of Roxbury do not receive any compensation from the Fund.

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

   SHAREHOLDER SERVICING FEES. The Trustees have adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of Roxbury and other qualified financial institutions to act as shareholder servicing agents for their customers. Under the plan, the Small-Cap Growth and All-Cap Funds pay shareholder servicing agents, including Roxbury, a maximum annual amount at a rate of 0.25% of average daily net assets of the Funds' Investor Shares.

   PFPC Trust Company serves as custodian to the Trust pursuant to a Custodian Services Agreement.

4. INVESTMENT  SECURITIES  TRANSACTIONS.   During the  six-month  period   ended
   December 31, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                    Small-Cap          All-Cap
                                                   Growth Fund          Fund
                                                   ------------      ----------
    Purchases.................................     $ 95,234,612      $5,829,252
    Sales ....................................      124,961,939         835,342

5. FUND SHARE TRANSACTIONS. Transactions in shares of beneficial interest for the period ended December 31, 2008 for the Institutional Shares and Investor Shares of each Fund were as follows:


                                                                    Institutional Shares                Investor Shares
                                                               -------------------------------      ---------------------------
                                                                 Shares              Dollars          Shares          Dollars
                                                               -----------        ------------      ----------      -----------
   Small-Cap Growth Fund
   ---------------------
   Sold...............................................             968,233        $ 10,859,878             257      $     3,500
   Issued on reinvestment of distributions............               2,680              23,098              --               --
   Redeemed...........................................          (4,672,894)        (42,949,102)        (33,801)        (365,163)
                                                               -----------        ------------      ----------      -----------
    Net Increase/(Decrease)............................         (3,701,981)       $(32,066,126)        (33,544)     $  (361,663)
                                                               -----------        ------------      ----------      -----------
    All-Cap Fund
    ------------
    Sold...............................................          5,008,353        $  5,314,832              --      $        --
    Issued on reinvestment of distributions............             77,819              75,682             569              586
    Redeemed...........................................           (138,996)           (128,971)        (41,594)        (102,844)
                                                               -----------        ------------      ----------      -----------
    Net Increase/(Decrease)............................          4,947,176        $  5,261,543         (41,025)     $  (102,258)
                                                               ===========        ============      ==========      ===========

   Transactions in shares of beneficial interest for the year ended June 30, 2008 for the Institutional Shares and Investor Shares of each Fund were as follows:


                                                                    Institutional Shares                Investor Shares
                                                               -------------------------------      ---------------------------
                                                                 Shares              Dollars          Shares          Dollars
                                                               -----------        ------------      ----------      -----------
   Small-Cap Growth Fund
   ---------------------
   Sold................................................          3,007,646        $ 46,470,235          23,350      $   414,997
   Issued on reinvestment of distributions.............          1,755,943          28,147,769          11,748          186,324
   Redeemed............................................         (3,424,559)        (58,303,845)        (56,557)        (862,179)
                                                               -----------        ------------      ----------      -----------
   Net Increase/(Decrease).............................          1,339,030        $ 16,314,159         (21,459)     $  (260,858)
                                                               -----------        ------------      ----------      -----------
   All-Cap Fund
   ------------
   Sold................................................             36,902        $     87,361          19,984      $   115,036
   Issued on reinvestment of distributions.............            382,117             630,494         606,025          975,700
   Redeemed............................................            (73,184)           (216,074)     (1,309,267)      (3,941,033)
                                                               -----------        ------------      ----------      -----------
   Net Increase/(Decrease).............................            345,835        $    501,781        (683,258)     $(2,850,297)
                                                               ===========        ============      ==========      ===========

--------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2008, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses.


                                                    Small-Cap          All-Cap
                                                   Growth Fund          Fund
                                                   ------------      ----------
   Paid-in Capital............................      $(1,484,832)     $       --
   Accumulated net investment loss............        1,421,038           7,773
   Accumulated net realized gain (loss)
     on investments...........................           63,794          (7,773)

   The tax character of distributions paid during the six months ended December 31, 2008 and the year ended June 30, 2008 was as follows:

                                                    Small-Cap          All-Cap
                                                   Growth Fund          Fund
                                                   ------------      ----------
   SIX MONTHS ENDED DECEMBER 31, 2008
   Ordinary income............................     $     30,722      $   74,438
   Long-term capital gains....................               --          10,683
                                                   ------------      ----------
     Total distributions......................     $     30,722      $   85,121
                                                   ------------      ----------
   YEAR ENDED JUNE 30, 2008
   Ordinary income............................     $  7,984,568      $   22,098
   Long-term capital gains....................       21,461,060       1,690,116
                                                   ------------      ----------
     Total distributions......................     $ 29,445,628      $1,712,214
                                                   ============      ==========

   The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly tax balances have not been determined as of December 31, 2008.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

THE ROXBURY FUNDS
BOARD APPROVAL OF ADVISORY AGREEMENT
--------------------------------------------------------------------------------

   At a meeting held on August 6, 2008, the Board of Trustees, including the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended, of any party to the agreement defined below ("Independent Trustees"), approved the continuation of the investment advisory agreement (the "Agreement") between the Trust, on behalf of the All-Cap Fund (formerly, the Mid-Cap Fund) and Small-Cap Fund (together, the "Funds"), and Roxbury Capital Management LLC ("Roxbury"). The Board's decision to approve the Agreement reflects the exercise of its business judgment to continue the existing arrangement. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the continuance of the Agreement.

   During its deliberations, the Board considered many factors, including the nature, extent and quality of services provided by Roxbury, particularly the qualifications and capabilities of the personnel responsible for providing services to the Funds. The Trustees noted that, in addition to managing the investment program of the Funds, Roxbury would provide, at their expense,
personnel   responsible   for   supervising   the   provision   of   compliance,
administrative services, accounting and related services. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for the Funds. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Roxbury are satisfactory.

   The Trustees considered the investment experience of Roxbury and the investment performance of the Funds. The Trustees noted that the All-Cap Fund's (formerly, the Mid-Cap Fund) performance for 2008 year-to-date has been good relative to its benchmark and the Fund's annualized performance since inception has been very strong. The Trustees' reviewed the performance for the Small-Cap Fund and although the Fund's one-year returns have significantly lagged that of its benchmark, the Fund's annualized since inception returns were competitive with the benchmark.

   The Board considered the costs of services to be provided by Roxbury. In connection with the Trustees' consideration of the level of the management fees, the Trustees considered the fee comparison of the Funds compared to other comparable funds and noted that the Funds fees were in line with those comparable funds. The Board also considered Roxbury's contractual agreement to limit the total expenses for the Funds. On the basis of the information provided, the Board concluded that the advisory fee and total expense ratio were reasonable and appropriate in light of the quality of the services to be provided to the Funds.

   The Trustees also considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds' assets grow, and whether the advisory fee levels and fee waivers reflect these economies of scale for the benefit of shareholders. In addition, the Trustees also discussed other benefits to be received by Roxbury from its management of the Funds, including the ability to market its advisory services for similar products in the future.

   After considering all the factors, and taking into consideration information presented before and during the meeting, the Board, including all of the Independent Trustees, determined that it would be in the best interests of the Funds and their shareholders to approve the continuation of the Agreement to August 31, 2009. In arriving at their decision, the Board did not identify any single factor as controlling, but made their determination in light of all of the facts and circumstances.

          PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-497-2960.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2008 is available without charge, upon request, by calling 1-800-497-2960. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

--------------------------------------------------------------------------------






                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

[GRAPHIC OMITTED]
                                       THE
                                  ROXBURY FUNDS
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)



This report is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund. Shares of The Roxbury Funds are distributed by Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406.



                                                                     DECEMBER 08

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to  Rule  30a-2(b)  under  the  1940   Act
            and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   The Roxbury Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       2/3/2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       2/3/2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lance Simpson
                         -------------------------------------------------------
                           Lance Simpson, Treasurer
                           (principal financial officer)

Date                       2/2/2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.